Inventories (Details) - Schedule of Inventories consisted - Inventories [Member] - USD ($)		Sep. 30, 2021	Sep. 30, 2020
Inventory [Line Items]
Finished goods	[1]	$ 635,851	$ 610,751
Raw materials	[2]	352,539	237,453
Others		52,054	19,548
Reserve		(116,102)
Inventories		$ 924,342	$ 867,752

[1]	Finished goods includes battery packs and e-bicycles.
[2]	Raw materials mainly include battery cells purchased by the Company for battery packs assembling and e-bicycles production.